Segment Information	9 Months Ended
Sep. 30, 2026
Segment Reporting [Abstract]
Segment Information	Segment Information:
Operating segments are defined as components of an enterprise for which separate discrete information is available for evaluation by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance.
The Company’s CODM is its Chief Executive Officer. The CODM has determined that the Company operates in a single operating and reportable segment and manages segment performance and resource allocation based upon consolidated net loss. The measure of segment assets is reported on the consolidated balance sheets as total consolidated assets. Significant expenses reviewed by the CODM include those that are presented in the consolidated statement of operations and comprehensive loss. The CODM evaluates actual results compared to forecasted results for consolidated net loss, including significant expenses, when making decisions about allocating resources.
Substantially all of the Company’s long-lived assets are located in Canada. Refer to Note 12 for additional information about the Company’s revenue by geography.
The following table sets forth the Company’s segment information of revenue, significant expenses and net loss:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Revenue	$1,305	$987	$5,648	$2,742
Less:
Operating expenses excluding salaries and share-based compensation:
Cost of revenue (exclusive of depreciation and amortization below)	4	11	133	40
Research and development	11,164	7,580	26,942	16,142
General and administrative	4,808	3,086	19,772	5,163
Sales and marketing	501	97	2,011	328
Salaries and share-based compensation expense	19,227	8,844	46,915	25,771
Depreciation and amortization	1,740	1,707	4,996	4,242
Interest (income) expense, net	(2,272)	(334)	(4,401)	(1,228)
Other segment items(1)	(1,671)	294	4,131	(73)
Net loss	$(32,196)	$(20,298)	$(94,851)	$(47,643)
(1) Other segment items include other operating (income) expense, net, loss on fair value of earn out share liabilities, net, loss on derivative instruments, net and other (income) expense, net which are reflected in the consolidated statements of operations and comprehensive loss.